Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective income tax rate	0.10%	0.00%	0.70%	0.00%
Income tax expense	$ 17,000	$ 0	$ 539,000	$ 0	$ 9,000